Net Loss per Share (Details Textual)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	94,643,712	115,875,372	44,892,383